SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Dec. 31, 2012
Leasehold Improvements	Life of lease
Computer equipment [Member]
Assets Useful Life	3 years
Office Equipment [Member] | Minimum [Member]
Assets Useful Life	3 years
Office Equipment [Member] | Maximum [Member]
Assets Useful Life	5 years
Furniture and fixtures [Member]
Assets Useful Life	7 years
Manufacturing equipment [Member]
Assets Useful Life	5 years